Shareholder Fees - FidelitySeriesSmallCapOpportunitiesFund-PRO	Sep. 29, 2023 USD ($)
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none